Financial instruments - Credit Risk Management (Details) - customer	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of major customers [line items]
Number of large customer not having significant credit risk	4
Threshold percentage	5.00%	5.00%	5.00%
Customer A | Maximum
Disclosure of major customers [line items]
Percentage of entity's gross monetary assets (as a percent)	5.00%
Customer B | Maximum
Disclosure of major customers [line items]
Percentage of entity's gross monetary assets (as a percent)	4.00%
Customer C | Maximum
Disclosure of major customers [line items]
Percentage of entity's gross monetary assets (as a percent)	1.00%
Customer D | Maximum
Disclosure of major customers [line items]
Percentage of entity's gross monetary assets (as a percent)	1.00%
Other customers | Maximum
Disclosure of major customers [line items]
Percentage of entity's gross monetary assets (as a percent)	1.00%